Other Operating Expenses (Tables)	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Other Operating Expenses
Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Gain on litigation	$(4.0)	$(40.0)
Restructuring costs	37.3	2.4
Net (gain) loss on disposal of property, plant and equipment	(12.6)	1.2
Foreign exchange loss on working capital elements	0.6	15.0
Gain on forward exchange contracts	(0.7)	(6.1)
Other	3.7	(0.6)
Total	$24.3	$(28.1)